Borrowings - Summary of Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: current portion	$ 4,096,255	$ 133,777	$ 5,041,841
Noncurrent portion	81,364,448	2,657,232	94,947,610
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	85,460,703	2,791,009	87,991,698
Less: current portion	4,096,255	133,777	5,041,841
Noncurrent portion	81,364,448	2,657,232	82,949,857
Bank loans [member] | Cost [member] | Other loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	77,318,195	2,525,088	79,657,893
Bank loans [member] | Cost [member] | Mortgage loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 8,142,508	$ 265,921	$ 8,333,805